Loans and Interest Receivable - Merchant Receivables (Details) - Merchant Receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and interest receivable	$ 1,874	$ 1,012
Participation interest sold, value	$ 84	$ 28
Threshold period past due for write-off of financing receivable, number of days past exceeding expected repayment period	180 days
Threshold period, write-off of bankrupt accounts	60 days
PayPal Working Capital Products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required percentage of original loan payments every 90 days	10.00%
Threshold period past due for write-off of financing receivable, number of days past exceeding expected repayment period	180 days
Threshold period past due for write-off of financing receivable, non-payment	60 days
Threshold period past due for write-off of financing receivable, threshold two	360 days
PayPal Business Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for write-off of financing receivable, number of days past exceeding expected repayment period	180 days
Minimum | PayPal Working Capital Products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	9 months
Minimum | PayPal Business Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	3 months
Maximum | PayPal Working Capital Products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	12 months
Maximum | PayPal Business Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	12 months